Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 1.0	$ 1.2
Operating lease, weighted average remaining lease term	1 year 8 months 15 days
Operating lease, weighted average discount rate, percent	4.40%